Schedule of Weighted-Average Assumptions Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	102.50%	101.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.00%	0.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	6 years	5 years 10 months 24 days
Employee Stock Purchase Plan 2019 [Member] | Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	177.20%	83.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.30%	0.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	6 months